Use of Estimates and Judgments - Additional Information (Detail) $ in Millions, $ in Billions					12 Months Ended
	Oct. 03, 2019	Sep. 30, 2019 USD ($)	Jul. 19, 2019 USD ($)	Jul. 19, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2018
Disclosure of changes in accounting estimates [line items]
Average rate of devaluation results					59,890,668	37,807,879
Acqusition of subsidiary company					$ 385	$ 84	$ 571
Sale of Subsidiary company					$ 133	$ 257	$ 40
Budweiser APAC [Member]
Disclosure of changes in accounting estimates [line items]
Acqusition of subsidiary company		$ 5,750
Controlling interest on Subsidiary company	87.22%
Carlton & United Breweries [Member]
Disclosure of changes in accounting estimates [line items]
Sale of Subsidiary company			$ 11,200	$ 16.0
Closing Exchange rate					1.423803
Argentinean Peso [member]
Disclosure of changes in accounting estimates [line items]
Closing Exchange rate					59.890668	37.807879	18.774210
Bottom of range [member] | Argentinean Peso [member]
Disclosure of changes in accounting estimates [line items]
Cumulative inflation rate								100.00%